Accounts payable for business combination and acquisition of associates (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in accounts payable for business combination and acquisition of associates
Opening balance		R$ 625,277	R$ 532,313
Net additions	[1]	28,043	120,344
Cash payment		(4,100)	(80,939)
Payments in installments		(92,152)	(11,379)	R$ (19,168)
Interest payment		(8,096)	(603)	(1,571)
Interest adjustment		65,207	65,725
Remeasurement		(59)	(184)
Closing balance		R$ 614,120	R$ 625,277	R$ 532,313

[1]	As of December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481 (as per note 5), and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4th contractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.